MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
The following table provides the components of the impairment and other closure costs:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
Property, plant and equipment
Powell River	$–	$13.0	$12.9
Port Alberni	–	–	17.3
		13.0	30.2
Inventory – operating and maintenance supplies and spare parts	–	1.9	–
Other assets	–	1.6	–
Goodwill	–	–	56.7
	$–	$16.5	$86.9